Share capital	12 Months Ended
Dec. 31, 2022
Disclosure of Share Capital [Abstract]
Share capital
14.	Share capital

a) Authorized share capital

Unlimited subordinate voting shares without par value and conferring 1 vote per share.

Unlimited proportionate voting shares without par value, conferring 200 votes per share, convertible at the holder’s option into subordinate voting shares on a basis of 200 subordinate voting shares for 1 proportionate voting shares.

b) Subordinate voting shares and proportionate voting shares issued

Year ended December 31, 2020

(i) In 2019, the Company closed a non-brokered private placement, for aggregate gross proceeds of $4,064,431 (CAD$5,395,338) from the sale of 1,827,304 common share subscription receipts at a price of CAD$2.88, with each common share subscription receipt exchangeable for one common share of Digihost, and 36,858 unit subscription receipts at a price of CAD$3.60 per unit subscription receipt, with each unit subscription receipt exchangeable for one unit. Each unit consisted of one subordinate voting share and one subordinate voting share purchase warrant of Digihost. Each warrant entitles the holder thereof to acquire one subordinate voting share at a price of CAD$5.25 with expiry date August 14, 2021. The proceeds were received prior to December 31, 2020 and were recorded as subscription liability. In February 2020, prior to the closing of the RTO transaction, the subscription receipts were exchanged for 1,864,162 common shares of Digihost and then exchanged for 1,864,162 subordinate voting shares of the Company. The grant date fair value of the 36,858 warrants was estimated as $20,000. In addition, immediately prior to completion of the RTO Transaction, the Company exchanged 666,666 subordinate voting shares of Digihost owned by the CEO and director of Digihost for 3,333 proportionate voting shares.

(ii) On February 14, 2020, prior to the closing of the RTO Transaction, BIT Management, LLC, Nyam, LLC and BIT Mining International, LLC (collectively the “Sellers”, all companies controlled by the CEO of Digihost) sold to the Company leasehold improvements and equipment and transferred and assigned the lease of the 1001 East Delavan facility. As consideration, Digihost issued 164,000 common shares. These transactions resulted in increases in equipment of $2,760,000, leasehold improvements of $1,040,000, intangible assets of $1,680,000 and right of use assets and lease liabilities of $2,588,107 for a total of $5,480,000 recorded in share capital.

(iii) On February 14, 2020, the Company cancelled the 20 founder shares of Old Digihost.

(iv) On February 14, 2020, there was a RTO Transaction between Old Digihost and HashChain. In connection with completion of the RTO Transaction, HashChain acquired all the issued and outstanding shares of Old Digihost in exchange for 9,940,000 subordinate voting shares of the Company. In substance, the transaction involves Old Digihost shareholders obtaining control of the Company; accordingly, the transaction is considered to be a reverse acquisition transaction under which Old Digihost is identified as the accounting acquirer. The common shares issued were valued based on the HashChain closing price of CAD$0.60 on the TSXV on February 14, 2020 (Fair value of 6,530,560 subordinate voting shares of HashChain $2,957,458)

(v) On February 14, 2020, the Company issued 43,537 subordinate voting shares as settlement of payables of $59,149.

(vi) On December 7, 2020, the Company announced that it has received approval to undertake, at the Company’s discretion, a normal course issuer bid program to purchase up to 667,894 of its subordinate voting shares for cancellation (the “Bid”). The Company received acceptance from the TSXV to commence the Bid on December 10, 2020. The Bid was terminated on December 10, 2021. As at December 31, 2021, the Company repurchased and cancelled 164,533 subordinate voting shares for a total repurchase price of $600,865.

(vii) On February 9, 2021, the Company issued 66,667 subordinate voting shares to settle a debt of $40,000 with two third-party creditors.

(viii) On January 8, 2021, the Company closed a non-brokered private placement for 116,625 subordinate voting shares for CAD$2.43 for gross proceeds of $220,551 (CAD$283,400).

(ix) On February 18, 2021, the Company closed a non-brokered private placement financing for 1,646,090 subordinate voting shares for CAD$2.43 for gross proceeds of $3,124,018 (CAD$4,000,000). In connection with the private placement, the Company will pay a commission of 49,383 shares to third-party advisors.

(x) On March 16, 2021, the Company closed a non-brokered private placement financing for 3,121,099 units for CAD$8.01 per unit for gross proceeds of $19,985,611 (CAD$25 million). 3,121,099 subordinate voting shares of the Company and warrants to purchase 3,121,099 subordinate voting shares were issued. The warrants have an exercise price of CAD$9.42 per subordinate voting share and exercise period of three years from the issuance date. A fair value of $14,214,397 was assigned to the warrants.

H.C. Wainwright & Co., LLC acted as the exclusive placement agent and received cash commission and expenses totaling $1,978,303 and 249,688 non-transferable broker warrants. Each broker warrant entitles the holder to purchase one subordinate voting share at an exercise price of CAD$10.01 at any time for a period of three years from the issuance date. The broker warrants were assigned a fair value of $1,124,704 for total issuance costs of $3,103,007 of which $2,197,403 is recorded in net loss as the cost of issuance of the warrants classified as liabilities.

The grant date fair value of $1,124,704 for the 249,688 broker warrants was determined using the Black-Scholes pricing model and the following assumptions and inputs: share price of CAD$7.71; exercise price of CAD$10.01; expected dividend yield of 0%; expected volatility of 235% which is based on comparable companies; risk-free interest rate of 0.53%; and an expected average life of three years.

(xi) On April 9, 2021, the Company closed a non-brokered private placement financing for 3,894,081 units for CAD$6.42 per unit for gross proceeds of $19,748,795 (CAD$25 million). 3,894,081 subordinate voting shares of the Company and warrants to purchase 3,894,081 subordinate voting shares were issued. The warrants have an exercise price of CAD$7.11 per subordinate voting share and exercise period of four years from the issuance date. A fair value of $14,205,769 was assigned to the warrants.

H.C. Wainwright & Co., LLC acted as the exclusive placement agent and received cash commission and expenses totaling $1,695,460 and 311,526 non-transferable broker warrants. Each broker warrant entitles the holder to purchase one subordinate voting share at an exercise price of CAD$8.025 at any time for a period of four years from the issuance date. The broker warrants were assigned a fair value of $1,121,763 for total issuance costs of $2,817,223 of which $2,008,069 is recorded in net loss as the cost of issuance of the warrants classified as liabilities.

The fair value of $1,121,763 was estimated using the following assumptions and inputs: share price of CAD$5.49; exercise price of CAD$8.025; expected dividend yield of 0%; expected volatility of 143% which is based on comparable companies; risk-free interest rate of 0.77%; and an expected average life of four years.

(xii) On June 18, 2021, the Company closed a non-brokered private placement financing for 2,777,779 units for CAD$5.40 per unit for gross proceeds of $12,025,016 (CAD$15 million). 2,777,779 subordinate voting shares of the Company and warrants to purchase 2,083,334 subordinate voting shares were issued. The warrants have an exercise price of CAD$5.97 per subordinate voting share and exercise period of three years from the issuance date. A fair value of $5,569,473 was assigned to the warrants.

H.C. Wainwright & Co., LLC acted as the exclusive placement agent and received cash commission and expenses totaling $1,164,466 and 222,222 non-transferable broker warrants. Each broker warrant entitles the holder to purchase one subordinate voting share at an exercise price of CAD$6.75 at any time for a period of three years from the issuance date. The broker warrants were assigned a fair value of $581,060 for total issuance costs of $1,664,562 of which $767,579 is recorded in net loss as the cost of issuance of the warrants classified as liabilities.

The fair value of $581,060 was estimated using the following assumptions and inputs: share price of CAD$4.56; exercise price of CAD$6.75; expected dividend yield of 0%; expected volatility of 136% which is based on comparable companies; risk-free interest rate of 0.63%; and an expected average life of three years.

(xiii) On November 30, 2021, the Company issued 16,136 subordinate voting shares (valued at $40,000) to settle a debt of $40,000 with a third-party creditor.

Year ended December 31, 2022

(xiv) On March 9, 2022, the Company closed a private placement with a single institutional investor, for (a) 2,729,748 subordinate voting shares at a purchase price of CAD$4.40 per subordinate voting share and associated warrant, (b) 300,000 pre-funded warrants (“Pre-Funded Warrants”) at an exercise price of $0.0001 per subordinate voting shares, at an offering price of CAD$4.3999 per Pre-Funded Warrant and associated warrant and (iii) 3,029,748 common share purchase warrants (the “Warrants”) for aggregate gross cash proceeds of $10,424,453 (CAD$13,330,861) and the cancellation of warrants. The Warrants have an exercise price of CAD$6.25 per share and exercise period of three and one-half years from the issuance date. A fair value of $7,007,643 was assigned to the warrants. The Pre-Funded Warrants were assigned a fair value of $1,022,915 based on the cash received and are accounted for as financial liabilities at amortized cost. The Pre-Funded Warrants were exercised in September 2022, the financial liability together with the cash received of $30 and initial issuance costs was then accounted as an increase in share capital of $927,463.

In connection with the private placement, the investor has agreed to cancel existing warrants to purchase 1,248,440 common subordinate voting shares of the Company at an exercise price of CAD$9.42 per share issued in March 16, 2021, expiring on March 16, 2024, and the existing warrants to purchase 1,781,308 common subordinate voting shares of the Company at an exercise price of CAD$7.11 issued in April 9, 2021, expiring on April 9, 2025. The cancellation was considered as part of the proceeds of the above mentioned private placement and was accounted for as an increase in share capital of $5,887,616 for total proceeds from the private placement of $15,255,979.

H.C. Wainwright & Co., LLC acted as the exclusive placement agent and received cash commission and expenses totaling $1,080,584 and 242,380 non-transferable broker warrants. Each broker warrant entitles the holder to purchase one subordinate voting share at an exercise price of CAD$6.25 at any time for a period of three and one-half years from the issuance date. The broker warrants were assigned a fair value of $535,009 for total issuance costs of $1,615,593 of which $695,170 is recorded in net income as the cost of issuance of the warrants classified as liabilities and $102,138 in reduction of the Pre-Funded Warrants.

The grant date fair value of $535,009 for the 242,380 broker warrants was determined using the Black-Scholes pricing model and the following assumptions and inputs: share price of CAD$3.78; exercise price of CAD$6.25; expected dividend yield of 0%; expected volatility of 136% which is based on comparable companies; risk-free interest rate of 1.62%; and an expected average life of three and one-half years.

(xv) During May 2022, the Company received approval to undertake, at the Company’s discretion, a normal course issuer bid program to purchase up to 1,219,762 of its subordinate voting shares for cancellation. As at December 31, 2022, the Company repurchased 165,200 subordinate voting shares for a total repurchase price of $255,525.

(xvi) On November 1, 2022, the Company issued 19,391 subordinate voting shares (valued at $13,816) to settle a debt of $92,825 with a creditor.